CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Noncurrent assets [abstract]
Property, plant and equipment	$ 63,637	$ 59,556
Intangible assets	8,621	9,243
Equity accounted investments	2,551	2,245
Deferred tax assets	2,441	2,195
Pension assets	1,306	839
Derivative financial instruments	1,603	1,819
Financial investments	2,841	2,344
Prepayments and financial receivables	912	893
Total non-current assets	83,911	79,133
Current assets [abstract]
Inventories	3,398	3,227
Trade and other receivables	9,425	7,839
Derivative financial instruments	159	492
Financial investments	8,448	8,211
Cash and cash equivalents	4,390	5,090
Total current assets	25,820	24,859
Assets classified as held for sale	1,369	537
Total assets	111,100	104,530
Equity [abstract]
Shareholders equity	39,861	35,072
Non-controlling interests	24	27
Total equity	39,885	35,099
Noncurrent liabilities [abstract]
Finance debt	24,183	27,999
Deferred tax liabilities	7,654	6,427
Pension liabilities	3,904	3,380
Provisions	15,557	13,406
Derivative financial instruments	900	1,420
Total non-current liabilities	52,198	52,633
Current liabilities [abstract]
Trade, other payables and provisions	9,737	9,666
Current tax payable	4,057	2,184
Finance debt	4,091	3,674
Dividend payable	729	712
Derivative financial instruments	403	508
Total current liabilities	19,017	16,744
Liabilities directly associated with the assets classified as held for sale	0	54
Total liabilities	71,214	69,431
Total equity and liabilities	$ 111,100	$ 104,530